Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Charter party agreements (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$103,517	$103,517	$-	$-	$-	$-	$-

Total	$103,517	$103,517	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2023, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2023 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Commitments and Contingencies - Other commitments (Table)

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2024	2025	2026	2027	2028	2029 and thereafter
Charter-in expense newbuilding vessels (1)	$(212,877)	$(17,366)	$(30,204)	$(30,204)	$(30,204)	$(30,287)	$(74,612)
Vessel BWTS and ESD (2)	(11,199)	(10,032)	(807)	(360)	-	-	-
Newbuilding vessels (3)	(177,500)	(28,400)	(81,650)	(67,450)	-	-	-
Total	$(401,576)	$(55,798)	$(112,661)	$(98,014)	$(30,204)	$(30,287)	$(74,612)

(1)	The amounts represent minimum contractual charter-in payments, to be made from the delivery date of the six charter-in newbuilding vessels, expected in 2024 and until the end of their lease term (Note 1).
(2)	The amounts represent the Company’s commitments as of December 31, 2023 for installation of BWTS and ESD on its vessels to comply with environmental regulations.
(3)	The amounts represent the Company’s commitments as of December 31, 2023 for the five vessels under construction (Note 5).